Derivative financial instruments - Reconciliation of movements (Details) - Foreign exchange swaps/nondeliverable forwards - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Opening balance	$ (1,393)	$ (3,771)
Fair value loss (unrealized foreign exchange on open contracts)	(92,151)	(1,599)
Foreign exchange gain	25,831	780
Cash flow on settlement	(420)	3,197
Ending balance	$ (68,133)	$ (1,393)